GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 3.52%
$250,000	Steel Dynamics Inc 2.80%, 12/15/2024	$ 264,155
Communications — 11.16%
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital(a) 1.78%, 02/01/2024 3-mo. LIBOR + 1.65%	205,482
150,000	Discovery Communications LLC 2.95%, 03/20/2023	155,657
100,000	Juniper Networks Inc 1.20%, 12/10/2025	100,150
250,000	T-Mobile USA Inc 3.50%, 04/15/2025	271,495
102,000	Verizon Communications Inc(a) 1.26%, 05/15/2025 3-mo. LIBOR + 1.10%	104,950
		837,734
Consumer, Cyclical — 10.22%
250,000	Dollar Tree Inc 3.70%, 05/15/2023	263,578
250,000	Hasbro Inc 2.60%, 11/19/2022	256,620
250,000	Ross Stores Inc 0.88%, 04/15/2026	246,858
		767,056
Consumer, Non-Cyclical — 18.51%
275,000	Bacardi Ltd(b) 4.45%, 05/15/2025	306,444
150,000	Bayer US Finance II LLC(a)(b) 1.13%, 12/15/2023 3-mo. LIBOR + 1.01%	151,968
250,000	Becton Dickinson and Co(a) 1.16%, 06/06/2022 3-mo. LIBOR + 1.03%	251,919
250,000	CVS Health Corp 2.63%, 08/15/2024	263,780
150,000	HCA Inc 4.75%, 05/01/2023	160,522
250,000	Viatris Inc(b) 1.65%, 06/22/2025	254,397
		1,389,030
Energy — 4.86%
200,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	213,855
150,000	Valero Energy Corp 1.20%, 03/15/2024	151,292
		365,147
Principal Amount		Fair Value
Financial — 25.07%
$250,000	Athene Global Funding 0.95%, 01/08/2024	$ 251,812
250,000	Bank of America Corp 3.46%, 03/15/2025	266,873
200,000	Canadian Imperial Bank of Commerce 0.95%, 10/23/2025	200,394
150,000	Goldman Sachs Group Inc 2.91%, 07/24/2023	153,506
250,000	JPMorgan Chase & Co 3.88%, 09/10/2024	272,142
250,000	Metropolitan Life Global Funding I(b) 0.95%, 07/02/2025	251,373
200,000	Morgan Stanley 3.88%, 04/29/2024	217,404
250,000	Wells Fargo & Co 4.13%, 08/15/2023	268,230
		1,881,734
Industrial — 9.47%
100,000	Boeing Co 1.95%, 02/01/2024	102,541
200,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	205,168
150,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	153,749
235,000	Trimble Inc 4.15%, 06/15/2023	249,258
		710,716
Technology — 7.21%
200,000	Broadcom Inc 4.70%, 04/15/2025	224,710
200,000	Dell International LLC / EMC Corp 5.45%, 06/15/2023	216,141
100,000	Microchip Technology Inc(b) 0.97%, 02/15/2024	100,188
		541,039
TOTAL CORPORATE BONDS AND NOTES — 90.02% (Cost $6,675,779)		$6,756,611

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
$600,000	United States Treasury Note/Bond 0.13%, 04/30/2023	$ 599,625
TOTAL U.S. TREASURY BONDS AND NOTES — 7.99% (Cost $599,696)		$599,625
TOTAL INVESTMENTS — 98.01% (Cost $7,275,475)		$7,356,236
OTHER ASSETS & LIABILITIES, NET — 1.99%		$149,358
TOTAL NET ASSETS — 100.00%		$7,505,594
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 30, 2021.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

July 30, 2021

As of July 30, 2021, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

July 30, 2021